Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Shares	Other reserves	Retained earnings (accumulated deficit)	Total attributable to shareholders	Non-controlling Interest	Total
Balance at Dec. 31, 2019	$ 230,456	$ 11,566	$ (65,239)	$ 176,783	$ 35,236	$ 212,019
Balance (in shares) at Dec. 31, 2019	162,115,379
Exercise of RSUs	$ 524	(524)	0	0	0	0
Exercise of RSUs (in shares)	695,174
Share-based compensation expense	$ 0	668	0	668	0	668
Total comprehensive income (loss)	0	130	23,419	23,549	3,972	27,521
Balance at Dec. 31, 2020	$ 230,980	11,840	(41,820)	201,000	39,208	240,208
Balance (in shares) at Dec. 31, 2020	162,810,553
Exercise of RSUs	$ 1,935	(1,935)	0	0	0	0
Exercise of RSUs (in shares)	617,597
Share-based compensation expense	$ 0	1,059	0	1,059	0	1,059
Dividends paid to shareholders (note 13 (c))			(4,903)	(4,903)		(4,903)
Dividends paid to non-controlling interest (note 14)					(9,080)	(9,080)
Total comprehensive income (loss)	0	(544)	(27,363)	(27,907)	5,255	(22,652)
Balance at Dec. 31, 2021	$ 232,915	$ 10,420	$ (74,086)	$ 169,249	$ 35,383	$ 204,632
Balance (in shares) at Dec. 31, 2021	163,428,150